SHARE CAPITAL (Schedule of Options Granted to Employees and Non-employees) (Details) - $ / shares	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Share Options [Member] | Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award amount	615,310	153,000
Exercise price range, minimum	$ 6.04
Exercise price range, maximum	$ 6.66	$ 6.77
Vesting period	4 years	4 years
Exercisable period	10 years	10 years
Share Options [Member] | Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award amount		24,000
Exercise price range, maximum		$ 11.87
Vesting period		3 years
Exercisable period		10 years
Share Options [Member] | Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award amount	4,800
Exercise price range, maximum	$ 6.34
Vesting period	4 years
Exercisable period	10 years
RSUs [Member] | Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award amount	5,000	189,000
Vesting period	4 years	4 years
RSUs [Member] | Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award amount		83,000
Vesting period		4 years